UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2009

Date of reporting period:	November 30, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Advantage Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2008

Total Return for the 6 Months Ended November 30, 2008
Class A	Class B	Class C	Class I	MSCI World Index[1]	Lipper Global Multi-Cap Growth Funds Average[2]
–43.66%	–43.94%	–43.91%	–43.63%	–40.89%	–46.40%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global stock markets endured a severe correction during the six-month period ended November 30, 2008. The credit crisis that began in the U.S. banking sector spread around the world, evolving into a global financial crisis. Fear and panic drove global markets to extreme levels of volatility, particularly in September and October when a number of leading banks in the U.S. and Europe went bankrupt, were forced to merge, or accepted massive aid from their governments. Central banks around the world acted swiftly to try to stabilize conditions but negative sentiment persisted. Moreover, the global financial sector's turmoil accelerated the downturn in major world ecomomies. By the end of the period, recessions had been declared in the U.S., Eurozone, Japan, and Hong Kong.

In this environment, risk aversion gripped the markets, leading to a "flight to quality" in which investors fled emerging markets for the largest, most developed economies (U.S. and Japan); rotated out of economically sensitive sectors (such as energy and materials) and into "defensive" sectors (such as health care and consumer staples); and sold small-capitalization stocks for large-cap stocks (which are perceived to be relatively safer in weaker economic conditions). As a result, for the six-month period, the U.S. and Japan were the best performing markets in the MSCI World Index, while Ireland and China turned in the worst individual performances. Large-cap stocks outpaced small-caps, and value-oriented stocks beat growth-oriented stocks.

Performance Analysis

All share classes of Morgan Stanley Global Advantage Fund underperformed the MSCI World Index (the "Index") and outperformed the Lipper Global Multi-Cap Growth Funds Average for the six months ended November 30, 2008, assuming no deduction of applicable sales charges.

While little consideration is given to the composition of the Index in constructing the Fund's portfolio, some of the differences between the Fund's makeup and that of the Index had a negative impact on relative performance. The largest factor affecting relative performance was the underperformance of growth stocks, which constitute a majority of the Fund's portfolio, relative to value stocks during the period. The Fund's orientation toward growth stocks reflects our preference for stocks that we believe exhibit the potential for sustainable long-term earnings growth. By comparison, the Index held a greater proportion of value stocks than the Fund, which helped mitigate the negative influence of growth stocks on the Index's return for the period. In addition, the Fund was hindered by its underweight in large-capitalization stocks and overweight in small and medium-size companies relative to the Index as large-cap stocks outperformed.

Given that the Fund's portfolio is constructed in a bottom-up fashion, we also place little emphasis on the portfolio's sector and country allocations relative to the Index's allocations. Nevertheless, the Fund's sector and country allocations contributed favorably to portfolio performance. The Fund held an overweight position in the health care sector, which was the best performing sector in the Index for the review period, and an underweight in the financials and materials sectors, the two worst performing sectors in the Index. From a security selection perspective, stocks held within the financials and information technology sectors hurt relative performance. As noted above, country allocations were favorable to relative performance, particularly overweight positions in Israel and South Africa. However, relative performance was dampened by security selection within the U.S. and U.K.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 11/30/08
AFLAC, Inc.	3.9%
Daito Trust Construction	3.9
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	3.5
Bard (C.R.), Inc.	3.2
FTI Consulting Inc.	3.1
Apple Inc.	3.1
Fresenius Medical Care AG & Co.	3.1
Intertek Group PLC	2.9
Gilead Sciences, Inc.	2.8
SABMiller PLC	2.6
TOP FIVE COUNTRIES as of 11/30/08
United States	40.0%
United Kingdom	11.2
Germany	7.2
Japan	5.6
France	5.3

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in equity securities of companies located throughout the world (including the United States). The Fund's equity securities may include common stock, preferred stock, depositary receipts and/or convertible securities. The Fund may also invest in foreign securities issued by companies located in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2008
Symbol	Class A Shares* (since 02/25/98) GADAX	Class B Shares** (since 02/25/98) GADBX	Class C Shares† (since 02/25/98) GADCX	Class I Shares†† (since 02/25/98) GADDX
1 Year	(48.43)%[3] (51.14)[4]	(48.85)%[3] (51.41)[4]	(48.85)%[3] (49.37)[4]	(48.32)%[3] —
5 Years	(2.03)[3] (3.08)[4]	(2.78)[3] (3.17)[4]	(2.77)[3] (2.77)[4]	(1.79)[3] —
10 Years	(2.93)[3] (3.46)[4]	(3.51)[3] (3.51)[4]	(3.65)[3] (3.65)[4]	(2.71)[3] —
Since Inception	(2.65)[3] (3.13)[4]	(3.20)[3] (3.20)[4]	(3.37)[3] (3.37)[4]	(2.42)[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Multi-Cap Growth Funds Average tracks the performance of all funds in the Lipper Global Multi-Cap Growth Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper Global Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/08 – 11/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	06/01/08	11/30/08	06/01/08 11/30/08
Class A
Actual (–43.66% return)	$1,000.00	$563.40	$5.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.73
Class B
Actual (–43.94% return)	$1,000.00	$560.60	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.64	$10.50
Class C
Actual (–43.91% return)	$1,000.00	$560.90	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.64	$10.50
Class I
Actual (–43.63% return)	$1,000.00	$563.70	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.47

  @  Expenses are equal to the Fund's annualized expense ratios of 1.33%, 2.08%, 2.08% and 1.08% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator are referred to, collectively, as the "Adviser" and the advisory, sub-advisory and administration agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. Noting the Fund's improvement, the Board concluded that the Fund's performance was acceptable

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%)
	Australia (1.6%) (c)
	Data Processing Services
418,745	Computershare Ltd.	$1,818,244
	Bermuda (5.2%)
	Apparel/Footwear Retail
274,600	Esprit Holdings Ltd. (c)	1,285,007
	Multi-Line Insurance
99,884	Axis Capital Holdings Ltd.	2,528,064
	Wholesale Distributors
1,080,040	Li & Fung Ltd. (c)	1,965,970
	Total Bermuda	5,779,041
	China (0.9%) (c)
	Coal
526,000	China Shenhua Energy Company Ltd. (H Shares)	970,588
	Finland (1.2%) (c)
	Electronic Components
54,229	Vacon Oyj	1,395,853
	France (5.3%) (c)
	Food: Major Diversified
30,071	Groupe Danone	1,733,505
	Miscellaneous Commercial Services
40,655	Sodexho Alliance S.A.	2,052,986
	Pharmaceuticals: Other
65,727	Ipsen S.A.	2,188,113
	Total France	5,974,604
	Germany (7.2%) (c)
	Apparel/Footwear
56,725	Adidas AG	1,774,990
	Internet Software/Services
209,000	United Internet AG	1,357,329
	Medical/Nursing Services
79,635	Fresenius Medical Care AG & Co. KGaA	3,480,341

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
255,320	Wirecard AG (a)	$1,447,865
	Total Germany	8,060,525
	Greece (1.0%) (c)
	Regional Banks
134,895	EFG Eurobank Ergasias	1,133,969
	Ireland (1.1%)
	Pharmaceuticals: Other
60,500	Icon PLC (Sponsored ADR) (Ireland) (a)	1,281,995
	Israel (4.9%)
	Food: Specialty/Candy
155,327	Strauss Group Ltd. (a) (c)	1,502,423
	Pharmaceuticals: Other
91,300	Teva Pharmaceutical Industries Ltd. (ADR)	3,939,595
	Total Israel	5,442,018
	Japan (5.6%) (c)
	Home Building
101,200	Daito Trust Construction Co., Ltd.	4,307,028
	Pharmaceuticals: Other
507	Eps Co Ltd.	1,981,554
	Total Japan	6,288,582
	Mexico (2.0%)
	Beverages: Non-Alcoholic
82,100	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (b)	2,258,571
	South Africa (2.1%) (c)
	Pharmaceuticals: Generic Drugs
639,222	Aspen Pharmacare Holdings Ltd. (a)	2,384,772
	South Korea (1.0%) (c)
	Internet Software/Services
13,416	NHN Corp. (a)	1,121,955

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Spain (4.0%) (c)
	Major Banks
185,462	Banco Santander S.A.	$1,525,387
	Major Telecommunications
142,892	Telefonica S.A.	2,901,893
	Total Spain	4,427,280
	Sweden (0.9%) (c)
	Packaged Software
106,097	ORC Software AB	950,431
	Switzerland (2.2%) (c)
	Biotechnology
29,559	Lonza Group AG (Registered Shares)	2,445,213
	United Kingdom (11.2%)
	Beverages: Alcoholic
180,570	SABMiller PLC (c)	2,933,083
	Investment Managers
285,833	Man Group PLC (c)	1,113,151
	Major Banks
142,330	Standard Chartered PLC (c)	1,860,668
46,921	Standard Chartered PLC (Rights Issue)	295,863
		2,156,531
	Miscellaneous Commercial Services
59,100	Homeserve PLC (c)	871,670
282,102	Intertek Group PLC (c)	3,296,424
		4,168,094
	Pharmaceuticals: Other
151,415	Shire PLC (c)	2,094,639
	Total United Kingdom	12,465,498
	United States (40.0%)
	Beverages: Non-Alcoholic
51,600	PepsiCo, Inc.	2,925,720
	Biotechnology
71,000	Gilead Sciences, Inc. (a)	3,180,090

NUMBER OF SHARES		VALUE
	Computer Processing Hardware
37,911	Apple Inc. (a)	$3,513,212
	Data Processing Services
129,400	NeuStar, Inc. (Class A) (a)	2,478,010
	Electronic Components
84,200	Amphenol Corporation (Class A)	1,955,124
	Environmental Services
202,800	EnergySolutions Inc.	924,768
	Financial Conglomerates
62,000	Prudential Financial, Inc.	1,345,400
	Food: Meat/Fish/Dairy
282,000	Smart Balance Inc. (a)	1,649,700
	Life/Health Insurance
93,900	AFLAC, Inc.	4,347,570
	Media Conglomerates
197,531	News Corp. (Class A)	1,560,495
	Medical Specialties
43,000	Bard (C.R.), Inc.	3,527,290
104,300	Qiagen N.V. (Netherlands) (a)	1,682,359
81,700	Thermo Fisher Scientific, Inc. (a)	2,915,056
72,200	West Pharmaceutical Services, Inc.	2,563,100
		10,687,805
	Miscellaneous Commercial Services
64,200	FTI Consulting Inc. (a)	3,520,728
	Specialty Stores
91,000	Staples, Inc.	1,579,760
	Wireless Telecommunications
182,900	MetroPCS Communications Inc. (a)	2,677,656
119,500	NII Holdings Inc. (a)	2,323,080
		5,000,736
	Total United States	44,669,118
	Total Common Stocks (Cost $147,992,892)	108,868,257

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (d) (3.4%)
	Investment Company
3,839	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $3,839,199)	$3,839,199
Total Investments (Cost $151,832,091) (e)	100.8%	112,707,456
Liabilities in Excess of Other Assets	(0.8)	(932,925)
Net Assets	100.0%	$111,774,531

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  Securities with total market value equal to $53,895,051 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,894,709 and the aggregate gross unrealized depreciation is $44,019,344, resulting in net unrealized depreciation of $39,124,635.

Forward Foreign Currency Contracts Open at November 30, 2008:

CONTRACT TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
SEK	550,118	$68,954	12/01/08	$1,268

Currency Abbreviations:

SEK   Swedish Krona.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Summary of Investments  ■  November 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Other	$11,485,895	10.2%
Miscellaneous Commercial Services	11,189,674	9.9
Medical Specialties	10,687,805	9.5
Biotechnology	5,625,303	5.0
Beverages: Non-Alcoholic	5,184,291	4.6
Wireless Telecommunications	5,000,736	4.5
Life/Health Insurance	4,347,570	3.9
Home Building	4,307,028	3.8
Data Processing Services	4,296,254	3.8
Investment Company	3,839,199	3.4
Major Banks	3,681,918	3.3
Computer Processing Hardware	3,513,212	3.1
Medical/Nursing Services	3,480,341	3.1
Electronic Components	3,350,977	3.0
Beverages: Alcoholic	2,933,083	2.6
Major Telecommunications	2,901,893	2.6
Multi-Line Insurance	2,528,064	2.2
Internet Software/Services	2,479,284	2.2

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Generic Drugs	$2,384,772		2.1%
Wholesale Distributors	1,965,970		1.7
Apparel/Footwear	1,774,990		1.6
Food: Major Diversified	1,733,505		1.5
Food: Meat/Fish/Dairy	1,649,700		1.5
Specialty Stores	1,579,760		1.4
Media Conglomerates	1,560,495		1.4
Food: Specialty/Candy	1,502,423		1.3
Financial Conglomerates	1,345,400		1.2
Apparel/Footwear Retail	1,285,007		1.1
Regional Banks	1,133,969		1.0
Investment Managers	1,113,151		1.0
Coal	970,588		0.9
Packaged Software	950,431		0.8
Environmental Services	924,768		0.8
	$112,707,456	^	100.0%

  ^  Does not include open forward foreign currency contract with unrealized appreciation of $1,268.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $147,992,892)	$108,868,257
Investment in affiliate, at value (cost $3,839,199)	3,839,199
Unrealized appreciation on open forward foreign currency contracts	1,268
Foreign cash, at value (cost $187,307)	189,325
Receivable for:
Investments sold	483,160
Dividends	324,153
Foreign withholding taxes reclaimed	71,270
Shares of beneficial interest sold	41,640
Dividends from affiliate	3,256
Prepaid expenses and other assets	70,520
Total Assets	113,892,048
Liabilities:
Payable for:
Investments purchased	1,819,117
Shares of beneficial interest redeemed	85,661
Investment advisory fee	52,259
Distribution fee	34,370
Administration fee	7,407
Accrued expenses and other payables	118,703
Total Liabilities	2,117,517
Net Assets	$111,774,531
Composition of Net Assets:
Paid-in-capital	$456,885,550
Net unrealized depreciation	(39,124,739)
Accumulated undistributed net investment income	967,702
Accumulated net realized loss	(306,953,982)
Net Assets	$111,774,531
Class A Shares:
Net Assets	$93,702,242
Shares Outstanding (unlimited authorized, $.01 par value)	14,322,913
Net Asset Value Per Share	$6.54
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$6.90
Class B Shares:
Net Assets	$7,085,695
Shares Outstanding (unlimited authorized, $.01 par value)	1,175,596
Net Asset Value Per Share	$6.03
Class C Shares:
Net Assets	$10,881,795
Shares Outstanding (unlimited authorized, $.01 par value)	1,799,942
Net Asset Value Per Share	$6.05
Class I Shares
Net Assets	$104,799
Shares Outstanding (unlimited authorized, $.01 par value)	15,659
Net Asset Value Per Share	$6.69

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $31,237 foreign withholding tax)	$1,179,476
Dividends from affiliate	49,192
Interest	2,226
Total Income	1,230,894
Expenses
Investment advisory fee	478,220
Distribution fee (Class A shares)	172,949
Distribution fee (Class B shares)	63,164
Distribution fee (Class C shares)	80,518
Transfer agent fees and expenses	168,570
Registration fees	100,206
Administration fee	67,119
Professional fees	32,434
Shareholder reports and notices	26,212
Custodian fees	22,192
Trustees' fees and expenses	1,831
Other	12,284
Total Expenses	1,225,699
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,204)
Net Expenses	1,223,495
Net Investment Income	7,399
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(13,942,951)
Foreign exchange transactions	21,109
Net Realized Loss	(13,921,842)
Change in Unrealized Appreciation/Depreciation on:
Investments	(77,568,201)
Translation of other assets and liabilities denominated in foreign currencies	(8,944)
Net Change in Unrealized Appreciation/Depreciation	(77,577,145)
Net Loss	(91,498,987)
Net Decrease	$(91,491,588)

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008	FOR THE YEAR ENDED MAY 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$7,399	$916,355
Net realized gain (loss)	(13,921,842)	15,601,916
Net change in unrealized appreciation/depreciation	(77,577,145)	(28,799,687)
Net Decrease	(91,491,588)	(12,281,416)
Dividends to Shareholders from net Investment Income:
Class A shares	—	(106,670)
Class I shares	—	(2,034)
Total Dividends	—	(108,704)
Net decrease from transactions in shares of beneficial interest	(17,167,027)	(37,281,318)
Net Decrease	(108,658,615)	(49,671,438)
Net Assets:
Beginning of period	220,433,146	270,104,584
End of Period (Including accumulated undistributed net investment income of $967,702 and $960,303, respectively)	$111,774,531	$220,433,146

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is to seek long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees have approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on November 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion; and 0.545% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,044,469 at November 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $106, $10,955 and $103, respectively and received $3,743 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class. For the six months ended November 30, 2008, advisory fees paid were reduced by $2,204 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $49,192, for the six months ended November 30, 2008. During the six months ended November 30,

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class aggregated $30,649,294 and $32,496,843, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2008 aggregated $30,098,825 and $43,963,792, respectively. At November 30, 2008, the Fund's payable for investments purchased included an unsettled trade with Morgan Stanley of $780,811.

For the six months ended November 30, 2008, the Fund incurred brokerage commissions of $12,756 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2008, the Fund's cash balance consisted principally of interest bearing deposits with State Street Bank and Trust Company, the Fund's custodian.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008		FOR THE YEAR ENDED MAY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	317,868	$2,859,522	544,434	$6,345,288
Conversion from Class B	39,157	348,907	649,517	7,861,813
Reinvestment of dividends	—	—	7,780	96,252
Redeemed	(1,597,620)	(14,212,536)	(2,777,008)	(32,956,780)
Net decrease — Class A	(1,240,595)	(11,004,107)	(1,575,277)	(18,653,427)
CLASS B SHARES
Sold	18,085	154,410	146,316	1,645,841
Conversion to Class A	(42,140)	(348,907)	(699,594)	(7,861,813)
Redeemed	(507,024)	(4,190,881)	(901,969)	(9,748,834)
Net decrease — Class B	(531,079)	(4,385,378)	(1,455,247)	(15,964,806)
CLASS C SHARES
Sold	15,319	119,472	54,443	619,915
Redeemed	(162,800)	(1,320,216)	(280,474)	(3,092,731)
Net decrease — Class C	(147,481)	(1,200,744)	(226,031)	(2,476,816)
CLASS I SHARES
Sold	34	355	15,597	192,273
Reinvestment of dividends			155	1,955
Redeemed	(55,514)	(577,153)	(29,807)	(380,497)
Net decrease — Class I	(55,480)	(576,798)	(14,055)	(186,269)
Net decrease in Fund	(1,974,635)	$(17,167,027)	(3,270,610)	$(37,281,318)

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

deemed to arise on the first business day of the Fund's next taxable year) and foreign tax credit pass-through.

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT NOVEMBER 30, 2008 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$112,707,456	$58,812,405	$53,895,051	—
Other Financial Instruments*	1,268	—	1,268	—
Total	$112,708,724	$58,812,405	$53,896,319	—

*  Other financial instruments include forward contracts.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2008 (unaudited) continued

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No.133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not been determined.

Morgan Stanley Global Advantage Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.59		$12.17		$9.54	$8.34	$7.71	$6.32
Income (loss) from investment operations:
Net investment income(1)	0.01		0.06		0.02	0.05	0.05	0.03
Net realized and unrealized gain (loss)	(5.06)		(0.63)		2.61	1.15	0.58	1.36
Total income (loss) from investment operations	(5.05)		(0.57)		2.63	1.20	0.63	1.39
Less dividends from net investment income	–		(0.01)		–	–	–	–
Net asset value, end of period	$6.54		$11.59		$12.17	$9.54	$8.34	$7.71
Total Return(2)	(43.66	)%(5)	(4.71)%		27.57%	14.39%	8.17%	21.99%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.33	%(4)(6)	1.23	%(4)	1.29%	1.29%	1.26%	1.26%
Net investment income	0.14	%(4)(6)	0.52	%(4)	0.19%	0.53%	0.49%	0.44%
Supplemental Data:
Net assets, end of period, in thousands	$93,702		$180,365		$208,521	$179,327	$28,357	$20,969
Portfolio turnover rate	18	%(5)	28%		15%	137%	93%	111%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.72		$12.84		$8.95	$7.88	$7.34	$6.06
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.03)		(0.06)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.66)		(2.09)		2.44	1.09	0.56	1.30
Total income (loss) from investment operations	(4.69)		(2.12)		2.38	1.07	0.54	1.28
Net asset value, end of period	$6.03		$10.72		$11.33	$8.95	$7.88	$7.34
Total Return(2)	(43.94	)%(5)	(5.38)%		26.59%	13.58%	7.36%	21.12%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08	%(4)(6)	1.98	%(4)	2.06%	2.04%	2.01%	2.02%
Net investment loss	(0.61	)%(4)(6)	(0.23	)%(4)	(0.58)%	(0.22)%	(0.26)%	(0.32)%
Supplemental Data:
Net assets, end of period, in thousands	$7,086		$18,290		$35,825	$69,619	$271,463	$366,269
Portfolio turnover rate	18	%(5)	28%		15%	137%	93%	111%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.75		$11.33		$8.98	$7.91	$7.36	$6.08
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.03)		(0.06)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.67)		(0.55)		2.44	1.09	0.57	1.30
Total income (loss) from investment operations	(4.70)		(0.58)		2.38	1.07	0.55	1.28
Net asset value, end of period	$6.05		$10.75		$11.36	$8.98	$7.91	$7.36
Total Return(2)	(43.91	)%(5)	(5.37)%		26.50%	13.53%	7.47%	21.05%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08	%(4)(6)	1.98	%(4)	2.06%	2.04%	2.01%	2.02%
Net investment loss	(0.61	)%(4)(6)	(0.23	)%(4)	(0.58)%	(0.22)%	(0.26)%	(0.32)%
Supplemental Data:
Net assets, end of period, in thousands	$10,882		$20,935		$24,700	$23,740	$27,155	$32,213
Portfolio turnover rate	18	%(5)	28%		15%	137%	93%	111%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period.	$11.84		$12.43		$9.72	$8.48	$7.81	$6.39
Income (loss) from investment operations:
Net investment income(1)	0.02		0.10		0.03	0.07	0.09	0.05
Net realized and unrealized gain (loss)	(5.17)		(0.66)		2.68	1.17	0.58	1.37
Total income (loss) from investment operations	(5.15)		(0.56)		2.71	1.24	0.67	1.42
Less dividends from net investment income	–		(0.03)		–	–	–	–
Net asset value, end of period	$6.69		$11.84		$12.43	$9.72	$8.48	$7.81
Total Return(2)	(43.63	)%(5)	(4.41)%		27.88%	14.62%	8.58%	22.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.08	%(4)(6)	0.98	%(4)	1.06%	1.04%	1.01%	1.02%
Net investment income	0.39	%(4)(6)	0.77	%(4)	0.42%	0.78%	0.74%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$105		$843		$1,059	$3,757	$891	$423
Portfolio turnover rate	18	%(5)	28%		15%	137%	93%	111%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Global Advantage Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

GADSAN
IU09–00137P–Y11/08

INVESTMENT MANAGEMENT

Morgan Stanley
Global Advantage Fund

Semiannual Report

November 30, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009